Hawaiian Tax-Free Trust

Schedule of Investments

December 31, 2023

(unaudited)

Principal Amount	General Obligation Bonds (38.8%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (14.1%)
	City and County of Honolulu, Hawaii
$1,000,000	5.000%, 10/01/25 Series A	Aa2/NR/AA+	$1,039,910
5,055,000	5.000%, 10/01/26 Series A	Aa2/NR/AA+	5,246,888
1,735,000	5.000%, 10/01/29 Series A	Aa2/NR/AA+	1,796,055
1,300,000	5.000%, 10/01/35 Series A	Aa2/NR/AA+	1,341,028
1,000,000	5.000%, 10/01/36 Series A	Aa2/NR/AA+	1,029,330
2,095,000	5.000%, 10/01/27 Series C	Aa2/NR/AA+	2,175,616
4,510,000	5.000%, 10/01/28 Series C	Aa2/NR/AA+	4,674,164
575,000	5.000%, 10/01/29 Series C	Aa2/NR/AA+	595,234
1,820,000	5.000%, 09/01/29 Series 2017E	Aa2/NR/AA+	1,980,033
1,130,000	5.000%, 09/01/32 Series 2018A	Aa2/NR/AA+	1,255,102
1,500,000	5.000%, 09/01/25 Series 2019A	Aa2/NR/AA+	1,556,670
1,060,000	5.000%, 09/01/26 Series 2019A	Aa2/NR/AA+	1,127,607
3,000,000	4.000%, 08/01/36 Series 2019C	Aa2/NR/AA+	3,142,620
1,565,000	4.000%, 08/01/43 Series 2019C	Aa2/NR/AA+	1,586,785
500,000	4.000%, 09/01/36 Series 2020A	Aa2/NR/AA+	525,650
640,000	4.000%, 09/01/39 Series 2020A	Aa2/NR/AA+	658,912
500,000	4.000%, 09/01/40 Series 2020A	Aa2/NR/AA+	511,915
1,000,000	3.000%, 07/01/37 Series 2020C	Aa2/NR/AA+	947,340
1,000,000	4.000%, 07/01/39 Series 2020C	Aa2/NR/AA+	1,032,070
930,000	5.000%, 07/01/43 Series 2020C	Aa2/NR/AA+	1,020,768
175,000	5.000%, 07/01/33 Series 2020F	Aa2/NR/AA+	201,285
3,920,000	5.250%, 07/01/46 Series 2022B	Aa2/NR/AA+	4,441,478
5,155,000	5.000%, 07/01/47 Series 2022B	Aa2/NR/AA+	5,694,419
2,435,000	5.000%, 07/01/42 Series 2023A	NR/AA+/AA+	2,760,657
1,500,000	5.000%, 07/01/43 Series 2023A	NR/AA+/AA+	1,694,730
3,400,000	5.000%, 07/01/44 Series 2023A	NR/AA+/AA+	3,825,986
3,455,000	5.000%, 07/01/45 Series 2023A	NR/AA+/AA+	3,873,884
3,865,000	5.000%, 07/01/46 Series 2023A	NR/AA+/AA+	4,315,698
4,115,000	5.000%, 07/01/47 Series 2023A	NR/AA+/AA+	4,581,929
3,325,000	5.000%, 07/01/48 Series 2023A	NR/AA+/AA+	3,678,182
	Total City & County		68,311,945

	County (10.0%)
	County of Hawaii
1,000,000	5.000%, 09/01/30 Series 2016A	Aa2/AA+/NR	1,047,140
1,095,000	4.000%, 09/01/35 Series 2016 A	Aa2/AA+/NR	1,116,900
4,000,000	5.000%, 09/01/29 Series 2017A	Aa2/NR/AA+	4,310,000
2,000,000	4.000%, 09/01/28 Series 2017D	Aa2/NR/AA+	2,088,360
1,000,000	4.000%, 09/01/31 Series 2017D	Aa2/NR/AA+	1,037,810
1,050,000	5.000%, 09/01/25 Series 2020A	Aa2/AA+/AA+	1,089,669
2,000,000	5.000%, 09/01/29 Series 2020A	Aa2/AA+/AA+	2,274,560
2,250,000	5.000%, 09/01/31 Series 2020A	Aa2/AA+/AA+	2,606,265
1,000,000	5.000%, 09/01/37 Series 2020A	Aa2/AA+/AA+	1,136,070
4,570,000	5.000%, 09/01/41 Series 2023	NR/AA+/AA+	5,237,586

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	County (continued)
	County of Kauai, Hawaii
$300,000	3.000%, 08/01/24 Series 2017	Aa2/NR/AA	$299,712
295,000	5.000%, 08/01/25 Series 2017	Aa2/NR/AA	305,434
235,000	5.000%, 08/01/26 Series 2017	Aa2/NR/AA	249,328
285,000	5.000%, 08/01/28 Series 2017	Aa2/NR/AA	310,174
825,000	2.500%, 08/01/29 Series 2017	Aa2/NR/AA	829,455
385,000	5.000%, 08/01/30 Series 2017	Aa2/NR/AA	417,629
200,000	4.000%, 08/01/32 Series 2017	Aa2/NR/AA	209,020
200,000	5.000%, 08/01/37 Series 2017	Aa2/NR/AA	213,554

	County of Maui, Hawaii
4,000,000	5.000%, 09/01/30 Series 2018	Aa2/AA+/AA+	4,455,040
1,275,000	5.000%, 03/01/34 Series 2020	Aa2/AA+/AA+	1,460,691
1,200,000	5.000%, 03/01/40 Series 2020	Aa2/AA+/AA+	1,326,120
1,000,000	5.000%, 03/01/33 Series 2022	Aa2/AA+/AA+	1,186,570
925,000	5.000%, 03/01/34 Series 2022	Aa2/AA+/AA+	1,096,301
1,650,000	5.000%, 03/01/38 Series 2022	Aa2/AA+/AA+	1,890,570
3,885,000	5.000%, 03/01/39 Series 2022	Aa2/AA+/AA+	4,426,336
4,075,000	5.000%, 03/01/40 Series 2022	Aa2/AA+/AA+	4,616,323
1,350,000	5.000%, 03/01/41 Series 2022	Aa2/AA+/AA+	1,522,247
1,575,000	5.000%, 03/01/42 Series 2022	Aa2/AA+/AA+	1,768,442
	Total County		48,527,306

	State (14.7%)
	State of Hawaii
3,410,000	5.000%, 08/01/27 Series EO	NR/AA+/AA	3,447,544
1,735,000	5.000%, 08/01/28 Series EO	NR/AA+/AA	1,752,506
1,475,000	5.000%, 08/01/29 Series EO	NR/AA+/AA	1,489,381
3,195,000	5.000%, 08/01/30 Series EO	Aa2/AA+/AA	3,224,873
5,000,000	5.000%, 08/01/24 Series EP	Aa2/AA+/AA	5,060,850
6,225,000	5.000%, 04/01/27 Series FB	Aa2/AA+/AA	6,531,146
2,255,000	4.000%, 04/01/29 Series FB	Aa2/AA+/AA	2,315,614
825,000	5.000%, 10/01/25 Series FH	Aa2/AA+/AA	857,926
6,460,000	4.000%, 10/01/30 Series FH	Aa2/AA+/AA	6,664,071
1,215,000	5.000%, 10/01/31 Series FN	Aa2/AA+/AA	1,313,549
10,100,000	5.000%, 01/01/29 Series FT	Aa2/AA+/AA	11,066,772
1,680,000	5.000%, 01/01/30 Series FT	Aa2/AA+/AA	1,847,194
4,100,000	5.000%, 01/01/33 Series FT	Aa2/AA+/AA	4,498,848
1,095,000	5.000%, 01/01/38 Series FT	Aa2/AA+/AA	1,179,052
3,000,000	5.000%, 01/01/24 Series FW	Aa2/AA+/AA	3,000,000
4,000,000	4.000%, 01/01/25 Series FW	Aa2/AA+/AA	4,047,280
2,000,000	4.000%, 01/01/34 Series FW	Aa2/AA+/AA	2,110,780
3,000,000	5.000%, 01/01/37 Series FW	Aa2/AA+/AA	3,326,100
6,000,000	5.000%, 01/01/38 Series FW	Aa2/AA+/AA	6,588,120
400,000	5.000%, 01/01/39 Series FW	Aa2/AA+/AA	437,024
	Total State		70,758,630
	Total General Obligation Bonds		187,597,881

Principal Amount	Revenue Bonds (53.6%)	Ratings Moody's, S&P and Fitch	Value	(a)
	Airport (5.0%)
	State of Hawaii Airport System Revenue
$2,000,000	5.000%, 07/01/41 Series 2015A AMT	A1/AA-/A+	$2,020,700
3,000,000	5.000%, 07/01/45 Series 2015A AMT	A1/AA-/A+	3,025,380
2,465,000	5.000%, 07/01/48 Series 2018A AMT	A1/AA-/A+	2,533,305
300,000	5.000%, 07/01/34 Series 2020D	A1/AA-/A+	344,499
12,000,000	5.000%, 07/01/51 Series 2022A AMT	A1/AA-/A+	12,570,240

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
3,435,000	5.250%, 08/01/25 Series 2013	A2/A+/A	3,437,336
	Total Airport		23,931,460

	Education (5.5%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Mid-Pacific Institute)
340,000	4.000%, 01/01/28 Series 2020	NR/BBB+/NR	343,135
360,000	4.000%, 01/01/29 Series 2020	NR/BBB+/NR	363,920
540,000	4.000%, 01/01/32 Series 2020	NR/BBB+/NR	544,001
540,000	4.000%, 01/01/33 Series 2020	NR/BBB+/NR	543,154
435,000	3.000%, 01/01/34 Series 2020	NR/BBB+/NR	393,632
300,000	3.000%, 01/01/35 Series 2020	NR/BBB+/NR	270,093
280,000	3.000%, 01/01/36 Series 2020	NR/BBB+/NR	248,013

	University of Hawaii
1,250,000	4.000%, 10/01/24 Series 2015B	Aa3/NR/AA	1,259,250
1,125,000	5.000%, 10/01/25 Series 2015B	Aa3/NR/AA	1,167,165
1,065,000	5.000%, 10/01/26 Series 2015B	Aa3/NR/AA	1,101,924
4,635,000	5.000%, 10/01/29 Series 2015E	Aa3/NR/AA	4,907,816
3,825,000	5.000%, 10/01/31 Series 2015E	Aa3/NR/AA	4,034,572
1,595,000	5.000%, 10/01/25 Series 2017F	Aa3/NR/AA	1,654,781
1,335,000	5.000%, 10/01/29 Series 2017F	Aa3/NR/AA	1,453,041
2,080,000	5.000%, 10/01/30 Series 2017F	Aa3/NR/AA	2,264,122
2,690,000	5.000%, 10/01/31 Series 2017F	Aa3/NR/AA	2,928,442
655,000	5.000%, 10/01/34 Series 2017F	Aa3/NR/AA	711,965
2,000,000	4.000%, 10/01/33 Series 2020D	Aa3/NR/AA	2,140,780
	Total Education		26,329,806

	Housing (0.4%)
	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments
1,825,000	3.750%, 01/01/31 Series 2012A FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,825,840

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Medical (9.8%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health)
$1,645,000	5.000%, 07/01/24 Group A	A1/NR/AA-	$1,658,654
1,890,000	5.000%, 07/01/25 Group A	A1/NR/AA-	1,941,767
1,745,000	5.000%, 07/01/29 Group A	A1/NR/AA-	1,941,016
1,855,000	5.000%, 07/01/30 Group A	A1/NR/AA-	2,097,059
1,975,000	5.000%, 07/01/31 Group A	A1/NR/AA-	2,266,510
4,000,000	5.000%, 07/01/33 Group A	A1/NR/AA-	4,665,120
2,675,000	5.000%, 07/01/37 Group B	A1/NR/AA-	3,012,826
2,585,000	5.000%, 07/01/30 Group B	A1/NR/AA-	2,922,317
2,855,000	5.000%, 07/01/32 Group B	A1/NR/AA-	3,302,350

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System)
3,120,000	5.000%, 07/01/25 Series 2015A	NR/AA-/AA	3,210,979
1,500,000	5.000%, 07/01/26 Series 2015A	NR/AA-/AA	1,544,505
2,400,000	5.000%, 07/01/27 Series 2015A	NR/AA-/AA	2,467,200
600,000	5.000%, 07/01/28 Series 2015A	NR/AA-/AA	616,578
15,520,000	5.000%, 07/01/35 Series 2015A	NR/AA-/AA	15,918,554
	Total Medical		47,565,435

	Transportation (9.7%)
	State of Hawaii Harbor System
1,000,000	4.000%, 07/01/33 Series 2020A AMT	Aa3/NR/AA-	1,042,890
495,000	4.000%, 07/01/35 Series 2020A AMT	Aa3/NR/AA-	513,617
10,000,000	4.000%, 07/01/36 Series 2020A AMT	Aa3/NR/AA-	10,298,400
9,000,000	4.000%, 07/01/37 Series 2020A AMT	Aa3/NR/AA-	9,185,760
430,000	5.000%, 07/01/29 Series 2020C	Aa3/NR/AA-	483,901
200,000	4.000%, 07/01/34 Series 2020C	Aa3/NR/AA-	212,078
560,000	4.000%, 07/01/37 Series 2020C	Aa3/NR/AA-	582,406
875,000	4.000%, 07/01/38 Series 2020C	Aa3/NR/AA-	901,495

	State of Hawaii Highway Revenue
1,000,000	5.000%, 01/01/27 Series 2016A	Aa2/AA+/AA	1,055,730
5,000,000	5.000%, 01/01/30 Series 2016A	Aa2/AA+/AA	5,266,300
4,500,000	4.000%, 01/01/31 Series 2016A	Aa2/AA+/AA	4,616,595
1,000,000	5.000%, 01/01/32 Series 2019A	Aa2/AA+/NR	1,122,670
1,010,000	5.000%, 01/01/35 Series 2021	Aa2/AA+/NR	1,174,085
2,800,000	5.000%, 01/01/37 Series 2021	Aa2/AA+/NR	3,219,272
3,000,000	5.000%, 01/01/39 Series 2021	Aa2/AA+/NR	3,398,070
3,580,000	5.000%, 01/01/41 Series 2021	Aa2/AA+/NR	4,019,552
	Total Transportation		47,092,821

	Utility (1.8%)
	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.)
6,300,000	3.200%, 07/01/39 Series 2019	Ba3/NR/B+	4,228,182
7,000,000	3.500%, 10/01/49 Series 2019 AMT	Ba3/NR/B+	4,514,020
	Total Utility		8,742,202

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (20.4%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System
$700,000	5.000%, 07/01/24 Series 2014A	Aa2/NR/AAA	$706,741
1,890,000	4.000%, 07/01/37 Series 2020A	NR/AAA/AAA	1,974,048
35,000	4.000%, 07/01/39 Series 2021A	NR/AAA/AAA	36,169
2,565,000	4.000%, 07/01/46 Series 2021A	NR/AAA/AAA	2,585,494
10,000,000	4.000%, 07/01/47 Series 2022A	NR/AAA/AAA	10,077,800
760,000	5.000%, 07/01/40 Series 2023	NR/AAA/AAA	876,774
800,000	5.000%, 07/01/41 Series 2023	NR/AAA/AAA	915,176
885,000	5.000%, 07/01/43 Series 2023	NR/AAA/AAA	1,003,732
5,150,000	5.000%, 07/01/52 Series 2023	NR/AAA/AAA	5,701,256

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
1,500,000	5.000%, 07/01/24 Senior Series 2015B	Aa2/NR/AA	1,515,840
2,095,000	5.000%, 07/01/25 Senior Series 2015B	Aa2/NR/AA	2,165,434
2,085,000	5.000%, 07/01/34 Senior Series 2016A	Aa2/NR/AA	2,197,590
635,000	5.000%, 07/01/35 Senior Series 2016B	Aa2/NR/AA	667,722
6,000,000	5.000%, 07/01/36 Senior Series 2018A	Aa2/NR/AA	6,526,920
770,000	5.000%, 07/01/44 Senior Series 2019A	Aa2/NR/AA	832,632

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Green Bond
4,000,000	5.000%, 07/01/47 Senior Series 2022A	Aa2/NR/AA	4,437,120
17,500,000	5.250%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	19,561,675
19,360,000	5.000%, 07/01/51 Senior Series 2022A	Aa2/NR/AA	21,215,656
10,000,000	5.250%, 07/01/53 Senior Series 2023	NR/AA+/AA	11,210,700

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015A
4,000,000	5.000%, 07/01/25 Junior Series 2015A	Aa3/NR/AA-	4,134,480
	Total Water & Sewer		98,342,959

	Other (1.0%)
	Hawaii State Department of Hawaiian Home Lands
500,000	5.000%, 04/01/24 Series 2017	A1/NR/NR	502,310
945,000	5.000%, 04/01/26 Series 2017	A1/NR/NR	992,004
905,000	5.000%, 04/01/29 Series 2017	A1/NR/NR	965,545
840,000	5.000%, 04/01/30 Series 2017	A1/NR/NR	893,508

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility)
330,000	5.000%, 11/01/24 Series 2017A	Aa3/NR/NR	335,432
145,000	5.000%, 11/01/25 Series 2017A	Aa3/NR/NR	150,706
1,115,000	5.000%, 11/01/27 Series 2017A	Aa3/NR/NR	1,216,019
	Total Other		5,055,524
	Total Revenue Bonds		258,886,047

Principal Amount	Pre-Refunded Bonds (5.2%)††	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (3.0%)
	State (3.0%)
	State of Hawaii
$590,000	5.000%, 08/01/27 Series EO	NR/NR/NR*	$596,838
265,000	5.000%, 08/01/28 Series EO	NR/NR/NR*	268,071
570,000	5.000%, 08/01/29 Series EO	NR/NR/NR*	576,606
5,280,000	5.000%, 08/01/25 Series EP	Aa2/AA+/AA	5,344,258
5,300,000	5.000%, 08/01/26 Series EP	Aa2/AA+/AA	5,364,501
2,070,000	5.000%, 10/01/30 Series ET	Aa2/AA+/AA	2,150,834
	Total Pre-Refunded General Obligation Bonds		14,301,108

	Pre-Refunded Revenue Bonds (2.2%)
	Water & Sewer (2.2%)
	City and County of Honolulu, Hawaii, Board of Water Supply Water System
1,795,000	5.000%, 07/01/26 Series 2014A	Aa2/NR/AAA	1,812,717
875,000	5.000%, 07/01/27 Series 2014A	Aa2/NR/AAA	883,636
1,750,000	5.000%, 07/01/28 Series 2014A	Aa2/NR/AAA	1,767,273

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution)
200,000	5.000%, 07/01/40 Senior Series 2015A	Aa2/NR/AA	206,724
2,150,000	5.000%, 07/01/30 Senior Series 2015B	Aa2/NR/AA	2,222,283
3,700,000	5.000%, 07/01/31 Senior Series 2015B	Aa2/NR/AA	3,824,394
	Total Pre-Refunded Revenue Bonds		10,717,027
	Total Pre-Refunded Bonds		25,018,135
	Total Municipal Bonds (cost $482,033,828)		471,502,063

Shares	Short-Term Investment (0.7%)
3,409,516	Dreyfus Government Cash Management, Institutional Shares, 5.25%**(cost $3,409,516)	Aaa-mf/AAAm/NR	3,409,516

	Total Investments (cost $485,443,344 - note b)	98.3%	474,911,579
	Other assets less liabilities	1.7	8,370,201
	Net Assets	100.0%	$483,281,780

	Portfolio Distribution By Quality Rating	Percent of Investments†
	Aaa-mf of Moody's or AAA and AAAm of S&P or AAA of Fitch	5.7%
	Pre-Refunded Bonds††	5.3
	Aa of Moody's or AA of S&P or Fitch	85.2
	A of Moody's or S&P or Fitch	1.4
	Baa of Moody's or BBB of S&P	0.6
	Ba of Moody's	1.8
		100.0%

PORTFOLIO ABBREVIATIONS:
AMT-	Alternative Minimum Tax
COP-	Certificates of Participation
FHLMC-	Federal Home Loan Mortgage Corp.
NR-	Not Rated

*	Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a NRSRO.
**	The rate is an annualized seven-day yield at period end.
†	Where applicable, calculated using the highest rating of the three NRSRO.
††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust

NOTES TO FINANCIAL STATEMENTS

December 31, 2023

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2023, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $485,443,344 amounted to $10,531,765 which consisted of aggregate gross unrealized appreciation of $3,181,516 and aggregate gross unrealized depreciation of $13,713,281.

(c)	Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2023:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$3,409,516
Level 2 – Other Significant Observable Inputs - Municipal Bonds	471,502,063
Level 3 – Significant Unobservable Inputs	—
Total	$474,911,579

+ See schedule of investments for a detailed listing of securities.